Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - Fair Value Measurements, Nonrecurring - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	$ 13,747	$ 62,397
Operating lease assets		89,945
Total	13,747	152,342
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	13,747	7,497
Total	$ 13,747	7,497
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net		54,900
Operating lease assets		89,945
Total		$ 144,845